Debt - Asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 29,463	€ 27,153	€ 33,581
Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	4,711	1,527
Warehouse Credit Facilities: | SFS Facility | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	3,189	627
Warehouse Credit Facilities: | SFS Facility II | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	109	10
Warehouse Credit Facilities: | FIARC Facility | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	29	101
Term Notes: | Term Notes 2017-2020 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 36	114
Term Notes: | Term Notes 2017-2020 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.80%
Term Notes: | Term Notes 2017-2020 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.07%
Term Notes: | Term Notes 2021-1 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 45	75
Term Notes: | Term Notes 2021-1 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.89%
Term Notes: | Term Notes 2021-1 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.37%
Term Notes: | Term Notes 2021-2 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 98	158
Term Notes: | Term Notes 2021-2 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.48%
Term Notes: | Term Notes 2021-2 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	3.14%
Term Notes: | Term Notes 2022-1 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 125	201
Term Notes: | Term Notes 2022-1 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.03%
Term Notes: | Term Notes 2022-1 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.41%
Term Notes: | Term Notes 2022-2 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 151	241
Term Notes: | Term Notes 2022-2 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.26%
Term Notes: | Term Notes 2022-2 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	8.71%
Term Notes: | Term Notes 2023-1 | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 929	€ 0
Term Notes: | Term Notes 2023-1 | Minimum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.89%
Term Notes: | Term Notes 2023-1 | Maximum | Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.74%